Long Term Debt - Summary of Aggregate Maturities of Long Term Debt (Detail) - Mar. 31, 2018 ₨ in Thousands, $ in Thousands	INR (₨)	USD ($)
Debt Disclosure [Abstract]
2019	₨ 901,200	$ 13,841
2020	980,938	15,066
2021	1,014,060	15,575
2022	1,063,430	16,333
2023	33,994,917	522,115
Thereafter	15,983,350	245,482
Total	₨ 53,937,895	$ 828,412